23. INVESTMENT AGREEMENT WITH DUTCHESS FUNDS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Agreement With Dutchess Funds Details Narrative
Sales of shares of common stock under equity line of credit	2,256,677	10,000
Proceeds from sales of shares of common stock under equity line of credit	$ 259,000	$ 1,000